LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–6.05%
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/53	23,950,409	$22,595,714
5.50% 10/1/53	38,233,429	36,947,531
6.00% 10/1/53	13,923,000	13,740,261
Total Agency Mortgage-Backed Securities (Cost $74,466,190)		73,283,506
NON-AGENCY ASSET-BACKED SECURITIES–2.38%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,228,034
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	1,935,788
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/17/39	2,500,000	2,272,771
Series 2022-SFR1 E2 5.00% 5/17/39	2,500,000	2,243,943
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,798,056
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	1,908,172
Progress Residential Trust
Series 2019-SFR4 E 3.44% 10/17/36	810,893	784,825
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,156,321
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	873,309
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,355,159
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,387,628
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,066,527
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,522,764
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,374,995
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	550,311
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,401,833
Total Non-Agency Asset-Backed Securities (Cost $30,258,248)		28,860,436
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.07%
ABN AMRO Mortgage Corp Series 2003-4 A4 5.50% 3/25/33	10,263	9,877
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φBRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62		1,505,730	$1,423,031
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		26,912	25,385
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67		2,786,815	2,663,646
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66		1,848,207	1,397,377
φHomeward Opportunities Fund Trust Series 2022-1 A1 5.08% 7/25/67		7,320	7,058
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63		806,144	734,420
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25		1,375,000	1,260,157
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57		471,816	459,810
SG Residential Mortgage Trust
•Series 2021-1 A1 1.16% 7/25/61		2,131,294	1,618,986
φSeries 2022-2 A1 5.35% 8/25/62		700,165	678,811
φVerus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67		2,052,795	1,969,107
Series 2022-INV2 A1 6.79% 10/25/67		616,487	616,302
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		40,419	37,715
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,307,385)			12,901,682
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.07%
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	854,237
Total Non-Agency Commercial Mortgage-Backed Security (Cost $938,136)			854,237
ΔSOVEREIGN BONDS–41.16%
Australia–1.12%
Australia Government Bonds
0.25% 11/21/32	AUD	2,764,000	1,720,605
0.75% 11/21/27	AUD	4,343,000	3,260,466
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
2.50% 9/20/30	AUD	3,731,000	$3,512,079
3.00% 9/20/25	AUD	5,374,000	5,106,286
			13,599,436
Canada–0.82%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	6,080,106	5,045,246
4.25% 12/1/26	CAD	6,313,734	4,913,626
			9,958,872
Denmark–0.17%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	15,093,558	2,030,974
			2,030,974
France–8.79%
French Republic Government Bonds O.A.T.
0.10% 3/1/25	EUR	8,651,235	9,001,456
0.10% 3/1/26	EUR	8,416,927	8,757,128
0.10% 3/1/28	EUR	9,903,668	10,153,268
0.10% 3/1/28	EUR	1,555,987	1,595,202
0.10% 3/1/29	EUR	9,784,438	9,995,902
0.10% 7/25/31	EUR	7,914,496	7,955,915
0.10% 3/1/32	EUR	5,341,245	5,336,422
0.70% 7/25/30	EUR	11,924,862	12,602,216
1.85% 7/25/27	EUR	17,310,147	19,146,228
3.15% 7/25/32	EUR	9,987,391	12,634,660
3.40% 7/25/29	EUR	863,034	1,052,001
3.40% 7/25/29	EUR	6,673,157	8,134,288
			106,364,686
Germany–7.10%
Bundesschatzanweisungen 3.10% 9/18/25	EUR	45,150,000	47,635,076
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	13,742,166	14,239,781
0.10% 4/15/33	EUR	7,104,419	7,262,378
0.50% 4/15/30	EUR	15,831,317	16,794,235
			85,931,470
Italy–6.03%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,433,221	9,641,789
0.40% 5/15/30	EUR	10,632,662	10,003,032
0.65% 5/15/26	EUR	7,425,404	7,613,895
1.25% 9/15/32	EUR	9,996,719	9,686,941
1.30% 5/15/28	EUR	13,760,054	14,117,203
2.35% 9/15/24	EUR	10,039,945	10,714,086
3.10% 9/15/26	EUR	10,222,564	11,276,866
			73,053,812
Japan–4.11%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	438,786,152	3,118,247
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government CPI Linked Bonds (continued)
0.01% 3/10/32	JPY	498,333,978	$3,511,414
0.01% 3/10/33	JPY	286,475,793	2,009,970
0.10% 9/10/24	JPY	725,164,800	4,966,583
0.10% 3/10/25	JPY	1,138,838,400	7,849,328
0.10% 3/10/26	JPY	923,721,721	6,440,833
0.10% 3/10/27	JPY	917,247,480	6,509,241
0.10% 3/10/28	JPY	887,684,876	6,260,839
0.10% 3/10/29	JPY	889,299,529	6,266,277
0.20% 3/10/30	JPY	385,633,314	2,824,382
			49,757,114
New Zealand–0.36%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,253,769
3.00% 9/20/30	NZD	2,717,000	2,080,357
			4,334,126
Spain–2.80%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	9,929,439	10,277,109
0.70% 11/30/33	EUR	18,082	17,524
1.00% 11/30/30	EUR	13,238,834	13,657,365
1.80% 11/30/24	EUR	9,310,963	9,906,231
			33,858,229
Sweden–0.99%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,468,897
0.13% 12/1/27	SEK	16,515,000	1,828,921
0.13% 6/1/30	SEK	9,855,000	1,009,843
0.13% 6/1/32	SEK	15,300,000	1,666,049
1.00% 6/1/25	SEK	23,635,000	2,770,625
3.50% 12/1/28	SEK	14,075,000	2,258,746
			12,003,081
United Kingdom–8.87%
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	11,455,346	13,776,801
0.13% 8/10/28	GBP	13,475,980	16,175,661
0.13% 3/22/29	GBP	13,790,522	16,466,712
0.13% 8/10/31	GBP	8,533,244	10,144,877
0.75% 11/22/33	GBP	407,300	501,872
1.25% 11/22/27	GBP	16,059,286	20,208,893
1.25% 11/22/32	GBP	14,258,529	18,451,242
4.13% 7/22/30	GBP	2,839,000	11,707,651
			107,433,709
Total Sovereign Bonds (Cost $550,336,586)			498,325,509
U.S. TREASURY OBLIGATIONS–56.50%
U.S. Treasury Inflation Indexed Bonds
1.38% 7/15/33		22,750,038	21,033,566
1.50% 2/15/53		1,345,043	1,111,512
1.75% 1/15/28		13,744,534	13,348,841
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
2.00% 1/15/26	16,897,758	$16,565,248
2.38% 1/15/25	26,307,703	25,992,217
2.38% 1/15/27	14,834,547	14,721,405
2.50% 1/15/29	14,642,025	14,739,257
3.38% 4/15/32	5,026,781	5,416,602
3.63% 4/15/28	18,488,794	19,424,789
3.88% 4/15/29	20,166,944	21,709,794
U.S. Treasury Inflation Indexed Notes
0.13% 10/15/24	22,827,224	22,129,478
0.13% 4/15/25	24,458,304	23,331,567
0.13% 10/15/25	3,821,627	3,621,141
0.13% 4/15/26	26,668,242	24,913,971
0.13% 7/15/26	27,492,468	25,695,524
0.13% 10/15/26	10,314,599	9,591,368
0.13% 4/15/27	24,014,455	22,043,581
0.13% 1/15/30	28,308,144	24,674,528
0.13% 7/15/30	28,977,856	25,108,860
0.13% 1/15/31	29,158,479	24,932,208
0.13% 7/15/31	30,409,759	25,817,113
0.13% 1/15/32	32,609,044	27,317,080
0.25% 1/15/25	31,815,929	30,601,393
0.25% 7/15/29	27,409,486	24,417,194
0.38% 7/15/25	1,736,243	1,662,164
0.38% 1/15/27	28,690,641	26,685,938
0.38% 7/15/27	26,328,861	24,413,591
0.50% 1/15/28	27,771,935	25,594,930
0.63% 1/15/26	18,388,346	17,480,422
0.63% 7/15/32	29,674,122	25,853,289
0.75% 7/15/28	27,661,955	25,738,584
1.13% 1/15/33	30,369,501	27,423,897
1.25% 4/15/28	18,338,345	17,434,501
1.63% 10/15/27	24,186,751	23,481,462
Total U.S. Treasury Obligations (Cost $736,652,011)		684,027,015

	Number of Shares
MONEY MARKET FUND–1.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	19,829,139	19,829,139
Total Money Market Fund (Cost $19,829,139)		19,829,139

Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.53%
Over-The-Counter–0.09%

Call Swaptions–0.06%
1 Year Interest Rate Swap, expiration date 1/22/24, notional amount $261,244,000 CITI	261,244,000	$134,183
1 Year Interest Rate Swap, expiration date 1/24/24, notional amount $261,244,000 CITI	261,244,000	154,296
5 Year Interest Rate Swap, expiration date 3/26/24, notional amount $25,215,000 CITI	25,215,000	381,389
		669,868
Put Swaptions–0.03%
5 Year Interest Rate Swap, expiration date 3/26/24, notional amount $25,215,000 CITI	25,215,000	402,678
		1,072,546

Number of Contracts
Centrally Cleared–0.44%

Put Options–0.43%
3 Month SOFR Strike price $94.875, expiration date 10/13/23, notional amount $133,536,563	563	460,956
3 Month SOFR Strike price $95.000, expiration date 10/13/23, notional amount $200,450,000	844	954,775
3 Month SOFR Strike price $95.625, expiration date 10/13/23, notional amount $336,360,938	1,407	3,781,313
Call Options–0.01%
3 Month SOFR Strike price $95.625, expiration date 10/13/23, notional amount $359,789,063	1,505	169,312
Total Options Purchased (Cost $4,225,292)		6,438,902

TOTAL INVESTMENTS–109.40% (Cost $1,430,012,987)	1,324,520,426

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.67)%
Over-The-Counter–(0.24)%

Call Swaptions–(0.08)%
1 Year Interest Rate Swap, expiration date 1/22/24, notional amount $(261,244,000) CITI	(261,244,000)	$(38,985)
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Call Swaptions (continued)
1 Year Interest Rate Swap, expiration date 1/24/24, notional amount $(261,244,000) CITI	(261,244,000)	$(45,255)
5 Year Interest Rate Swap, expiration date 3/11/24, notional amount $(25,215,500) CITI	(25,215,500)	(247,205)
5 Year Interest Rate Swap, expiration date 3/12/24, notional amount $(25,215,500) CITI	(25,215,500)	(248,684)
5 Year Interest Rate Swap, expiration date 3/14/24, notional amount $(25,215,500) BCLY	(25,215,500)	(235,858)
5 Year Interest Rate Swap, expiration date 3/15/24, notional amount $(12,607,750) MSC	(12,607,750)	(133,122)
(949,109)
Put Swaptions–(0.16)%
5 Year Interest Rate Swap, expiration date 3/11/24, notional amount $(25,215,500) CITI	(25,215,500)	(539,594)
5 Year Interest Rate Swap, expiration date 3/12/24, notional amount $(25,215,500) CITI	(25,215,500)	(540,095)
5 Year Interest Rate Swap, expiration date 3/14/24, notional amount $(25,215,500) BCLY	(25,215,500)	(569,205)
5 Year Interest Rate Swap, expiration date 3/15/24, notional amount $(12,607,750) MSC	(12,607,750)	(259,968)
(1,908,862)

Number of Contracts
Centrally Cleared–(0.43)%

Put Options–(0.43)%
3 Month SOFR Strike price $95.125, expiration date 10/13/23, notional amount $(133,888,438)	(563)	(809,313)
3 Month SOFR Strike price $95.250, expiration date 10/13/23, notional amount $(200,977,500)	(844)	(1,477,000)
3 Month SOFR Strike price $95.375, expiration date 10/13/23, notional amount $(335,481,563)	(1,407)	(2,901,937)
Call Options–(0.00)%
3 Month SOFR Strike price $95.875, expiration date 10/13/23, notional amount $(360,729,688)	(1,505)	(56,438)
Total Options Written (Premiums received $(4,887,854))		(8,102,659)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.73%)	(105,730,711)
NET ASSETS APPLICABLE TO 134,140,902 SHARES OUTSTANDING –100.00%	$1,210,687,056

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΔSecurities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	239,279,000	USD	(252,831,762)	10/3/23	$176,639	$—
BCLY	EUR	(239,279,000)	USD	253,144,022	11/2/23	—	(178,943)
BCLY	EUR	5,156,962	USD	(5,466,715)	11/2/23	—	(7,076)
BCLY	GBP	(490,000)	USD	621,567	10/3/23	23,707	—
BCLY	GBP	253,000	USD	(314,006)	10/3/23	—	(5,316)
BNP	EUR	(246,355,000)	USD	269,875,990	10/3/23	9,385,580	—
BNP	EUR	7,154,000	USD	(7,621,009)	10/3/23	—	(56,525)
BOA	GBP	87,268,000	USD	(106,344,785)	10/3/23	132,728	—
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(87,268,000)	USD	106,363,024	11/2/23	$—	$(134,043)
CITI	DKK	(14,411,000)	USD	2,109,575	10/3/23	66,442	—
CITI	SEK	(130,645,000)	USD	12,033,411	10/3/23	74,288	—
DB	AUD	21,346,000	USD	(13,645,644)	10/3/23	80,202	—
DB	AUD	(21,346,000)	USD	13,659,798	11/2/23	—	(80,939)
DB	EUR	(9,246,000)	USD	9,788,605	11/2/23	—	(69)
GSI	NZD	(7,369,000)	USD	4,393,461	10/3/23	—	(23,146)
HSBC	GBP	(412,000)	USD	502,422	11/2/23	—	(360)
JPMC	AUD	228,534	USD	(147,647)	11/2/23	—	(536)
JPMC	CAD	13,637,000	USD	(10,110,918)	10/3/23	—	(70,362)
JPMC	CAD	(13,637,000)	USD	10,115,036	11/2/23	70,314	—
JPMC	EUR	(460,000)	USD	499,676	10/3/23	13,283	—
JPMC	JPY	(14,553,808)	USD	97,997	11/2/23	49	—
JPMC	SEK	130,645,000	USD	(11,905,532)	10/3/23	53,591	—
JPMC	SEK	(130,645,000)	USD	11,919,595	11/2/23	—	(54,132)
JPMC	SEK	(891,335)	USD	82,145	11/2/23	453	—
MSC	GBP	(87,399,000)	USD	110,880,437	10/3/23	4,243,088	—
MSC	JPY	(169,827,000)	USD	1,169,323	10/3/23	32,358	—
RBC	CAD	(13,637,000)	USD	10,085,248	10/3/23	44,692	—
RBC	NZD	7,324,000	USD	(4,363,185)	10/3/23	26,452	—
RBC	NZD	(7,324,000)	USD	4,363,200	11/2/23	—	(26,477)
SCB	EUR	(1,071,000)	USD	1,163,441	10/3/23	30,989	—
SCB	EUR	222,212	USD	(241,505)	10/3/23	—	(6,543)
SCB	EUR	(29,533,000)	USD	31,207,462	11/2/23	—	(58,914)
SCB	JPY	7,396,368,000	USD	(49,549,113)	10/3/23	—	(31,599)
SCB	JPY	(7,396,368,000)	USD	49,786,674	11/2/23	8,654	—
TDB	DKK	14,411,000	USD	(2,037,550)	10/3/23	5,584	—
TDB	DKK	(14,411,000)	USD	2,040,757	11/2/23	—	(5,576)
TDB	EUR	1,231,000	USD	(1,315,328)	10/3/23	—	(13,695)
UBS	JPY	(7,238,694,000)	USD	49,868,445	10/3/23	1,406,534	—
WBC	AUD	(21,489,000)	USD	13,940,473	10/3/23	122,676	—
Total Foreign Currency Exchange Contracts						$15,998,303	$(754,251)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(49)	30 Day Federal Fund	$(19,330,515)	$(19,321,682)	10/31/23	$—	$(8,833)
49	30 Day Federal Fund	19,313,670	19,339,572	3/28/24	—	(25,902)
11	Australia 10 yr Bonds	791,922	811,961	12/15/23	—	(20,039)
(131)	Australia 3 yr Bonds	(8,872,519)	(8,942,716)	12/15/23	70,197	—
28	Canadian Government Bond	2,373,378	2,405,692	12/18/23	—	(32,314)
(14)	Euro-Buxl	(1,811,112)	(1,941,225)	12/7/23	130,113	—
(430)	Euro-Schatz	(47,730,296)	(47,669,267)	12/7/23	—	(61,029)
(10)	Japan 10 yr Bonds (OSE)	(9,700,214)	(9,745,618)	12/13/23	45,404	—
(132)	U.S. Treasury 10 yr Notes	(14,264,250)	(14,559,332)	12/19/23	295,082	—
(34)	U.S. Treasury 10 yr Ultra Notes	(3,793,125)	(3,870,163)	12/19/23	77,037	—
175	U.S. Treasury 2 yr Notes	39,528,633	39,498,857	12/29/23	29,776	—
(125)	U.S. Treasury 5 yr Notes	(13,169,922)	(13,170,471)	12/29/23	549	—
(54)	U.S. Treasury Long Bonds	(6,144,188)	(6,473,289)	12/19/23	329,101	—
46	U.S. Treasury Ultra Bonds	5,459,625	5,471,885	12/19/23	—	(12,260)
Total Futures Contracts					$977,259	$(160,377)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,530,000	3.07%	11/2/26	$91,160	$91,160
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	12,055,000	3.17%	11/12/26	369,935	369,935
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.69%)	3/15/53	(5,288)	(5,288)
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 215,000	(2.64%)	3/15/53	(8,143)	(8,143)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	31,500,000	2.54%	3/30/25	102,975	102,975
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 195,000	(2.70%)	4/15/53	(2,589)	(2,589)
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 5,275,000	2.41%	5/15/28	20,749	20,749
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 5,275,000	(2.44%)	5/15/33	(41,661)	(41,661)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	20,000,000	2.39%	6/29/25	72,512	72,512
Receive amounts based on Inflation EU-CPI-U Index and pay fixed rate coupon at maturity	EUR 7,320,000	2.79%	9/15/25	(17,361)	(17,361)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	8,310,000	2.52%	9/11/27	(1,688)	(1,688)
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 462,000	(2.82%)	8/15/53	5,868	5,868
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 462,000	(2.81%)	8/15/53	6,798	6,798
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 385,000	(2.78%)	8/15/53	2,299	2,299
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 390,000	(2.80%)	8/15/53	5,333	5,333
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 7,320,000	(2.66%)	9/15/27	32,406	32,406
Pay amounts based on Inflation USA- CPI-U Index and receive fixed rate coupon at maturity	8,310,000	(2.48%)	9/11/25	(4,100)	(4,100)
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 6,045,000	(2.65%)	9/15/33	59,920	59,920
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation (Depreciation)[1]
Centrally Cleared: (continued)
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 265,000	(2.81%)	9/15/53	$3,928	$3,928
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	(31,440)	(31,440)
Total Inflation Swap Contracts				$661,613	$661,613
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
1 yr IRS-(At Maturity)	EUR12,284,500	3.23%	(1.00%)[3]	7/29/25	$11,277	$40	$11,237	$—
1 yr IRS-(At Maturity)	13,883,500	(4.19%)	1.00%[4]	7/29/25	(63,685)	41	—	(63,726)
10 yr IRS-(Annually)	JPY398,153,700	0.92%	(0.06%)[5]	2/15/33	(19,614)	49	—	(19,663)
10 yr IRS-(Annually)	JPY274,915,650	0.90%	(0.06%)[5]	2/15/33	(10,407)	34	—	(10,441)
10 yr IRS-(Annually)	JPY137,457,825	0.90%	(0.06%)[5]	2/15/33	(4,980)	16	—	(4,996)
10 yr IRS-(Annually)	JPY137,457,825	0.89%	(0.06%)[5]	2/15/33	(3,860)	16	—	(3,876)
10 yr IRS-(Semiannually)	CAD4,302,183	(3.54%)	5.00%[6]	6/15/33	(168,202)	54	—	(168,256)
10 yr IRS-(Semiannually)	CAD2,010,000	3.57%	(5.00%)[6]	7/20/33	73,764	26	73,738	—
10 yr IRS-(Semiannually)	CAD2,009,151	3.57%	(5.00%)[6]	7/20/33	73,973	25	73,948	—
10 yr IRS-(Semiannually)	CAD1,020,000	(4.00%)	5.00%[6]	9/21/33	(9,684)	13	—	(9,697)
3 yr IRS-(Semiannually)	CAD6,139,000	(4.40%)	5.00%[6]	7/20/26	(50,083)	35	—	(50,118)
3 yr IRS-(Semiannually)	CAD6,139,000	(4.38%)	5.00%[6]	7/20/26	(51,975)	35	—	(52,010)
30 yr IRS-(Semiannually)	CAD1,912,000	3.40%	(5.00%)[6]	6/15/53	126,066	51	126,015	—
30 yr IRS-(Semiannually)	CAD445,000	3.72%	(5.00%)[6]	9/21/53	9,746	12	9,734	—
5 yr IRS-(Annually)	2,547,020	4.30%	(5.33%)[4]	9/21/28	11,284	24	11,260	—
5 yr IRS-(Annually)	7,386,343	4.23%	(1.00%)[4]	3/20/29	5,150	68	5,082	—
Total IRS Contracts						$539	$311,014	$(382,783)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on ESTR12M.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Rate resets based on TONAR12M.
[6] Rate resets based on CORRA06M.

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CITI–Citigroup Global Markets
CORRA06M–Canadian Overnight Repo Rate Average 6 Month
CPI–Consumer Price Index
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
ESTR12M–Euro short-term rate 12 Month
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
TBA–To be announced
TDB–Toronto-Dominion Bank
TONAR12M–Tokyo Overnight Average Rate 12 Month
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WBC–Westpac Banking Corporation
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$73,283,506	$—	$73,283,506
Non-Agency Asset-Backed Securities	—	28,860,436	—	28,860,436
Non-Agency Collateralized Mortgage Obligations	—	12,901,682	—	12,901,682
Non-Agency Commercial Mortgage-Backed Security	—	854,237	—	854,237
Sovereign Bonds	—	498,325,509	—	498,325,509
U.S. Treasury Obligations	—	684,027,015	—	684,027,015
Money Market Fund	19,829,139	—	—	19,829,139
Options Purchased	5,366,356	1,072,546	—	6,438,902
Total Investments	$25,195,495	$1,299,324,931	$—	$1,324,520,426
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$15,998,303	$—	$15,998,303
Futures Contracts	$977,259	$—	$—	$977,259
Swap Contracts	$—	$1,084,897	$—	$1,084,897
Liabilities:
Foreign Currency Exchange Contracts	$—	$(754,251)	$—	$(754,251)
Futures Contracts	$(160,377)	$—	$—	$(160,377)
Swap Contracts	$—	$(495,053)	$—	$(495,053)
Options Written	$(5,244,688)	$(2,857,971)	$—	$(8,102,659)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund–10